Goodwill (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
EUDA Health Limited [Member]
Schedule of Goodwill

The changes in the carrying amount of goodwill by the Company’s subsidiaries are as follows:

	Melana	Tri-Global	Total
Balance as of December 31, 2019	$-	$-	$-
Goodwill acquired in SGGL acquisition	529,116	464,417	993,533
Foreign currency translation adjustment	10,170	8,927	19,097
Balance as of December 31, 2020	$539,286	$473,344	$1,012,630
Foreign currency translation adjustment	(10,621)	(9,323)	(19,944)
Balance as of December 31, 2021	528,665	464,021	992,686
Foreign currency translation adjustment	(15,419)	(13,534)	(28,953)
Balance as of June 30, 2022 (Unaudited)	$513,246	$450,487	$963,733

The changes in the carrying amount of goodwill by the Company’s subsidiaries are as follows:

	Melana	Tri-Global	Total
Balance as of December 31, 2020	$539,286	$473,344	$1,012,630
Foreign currency translation adjustment	(10,621)	(9,323)	(19,944)
Balance as of December 31, 2021	528,665	464,021	992,686
Foreign currency translation adjustment	(31,969)	(28,060)	(60,029)
Balance as of September 30, 2022 (Unaudited)	$496,696	$435,961	$932,657